Warrant Liability - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Aug. 31, 2011
Class of Warrant or Right [Line Items]
Warrants outstanding			$ 0	$ 3,268
Reduction in fair value of warrants		(173)	(172)	(4,545)
Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Maturity period				4 years	3 years 3 months
Volatility rate			85.00%
Warrants outstanding		3,095		3,268	3,095
Number shares expired			1,432,978
Increase in other income			775
Number of warrants converted to preferred stock					4,911,686
Convertible Preferred Stock Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Maturity period			4 years
Convertible Preferred Stock Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Maturity period			5 years
Convertible Preferred Stock Warrants [Member] | Accelerated Vesting [Member]
Class of Warrant or Right [Line Items]
Maturity period			7 years
Convertible Series C-1 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock shares issued			0	1,608,322		1,608,322
Preferred stock shares face value			$ 6.30	$ 6.30		$ 6.30
Series C-2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock shares issued			0	69,685
Preferred stock shares face value			$ 6.30	$ 6.30		$ 6.30
Warrants to purchase shares						6,433,288
Series C-2 Convertible Preferred Stock [Member] | Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate cash consideration						10,016
Stock issuance costs						$ 115
Treasury Notes [Member] | Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Maturity period			10 years